Financial Risk Management Objectives and Policies (Details) - Schedule of Exchange Rates - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SGD [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	3.00%	3.00%
Increase/ (decrease) in loss after tax US$	$ (1,477,961)	$ (1,556,060)
SGD One [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	(3.00%)	(3.00%)
Increase/ (decrease) in loss after tax US$	$ 1,477,961	$ 1,556,060
TWD [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	3.00%	3.00%
Increase/ (decrease) in loss after tax US$	$ (474,534)	$ (473,641)
TWD One [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	(3.00%)	(3.00%)
Increase/ (decrease) in loss after tax US$	$ 474,534	$ 473,641
MYR [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	3.00%	3.00%
Increase/ (decrease) in loss after tax US$	$ (402,719)	$ (372,744)
MYR One [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	(3.00%)	(3.00%)
Increase/ (decrease) in loss after tax US$	$ 402,719	$ 372,744
PHP [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	3.00%	3.00%
Increase/ (decrease) in loss after tax US$	$ (576,565)	$ (489,293)
PHP One [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	(3.00%)	(3.00%)
Increase/ (decrease) in loss after tax US$	$ 576,565	$ 489,293
THB [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	3.00%	3.00%
Increase/ (decrease) in loss after tax US$	$ (329,276)	$ (327,939)
THB One [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	(3.00%)	(3.00%)
Increase/ (decrease) in loss after tax US$	$ 329,276	$ 327,939
IDR [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	3.00%	3.00%
Increase/ (decrease) in loss after tax US$	$ (184,116)	$ (181,853)
IDR One [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	(3.00%)	(3.00%)
Increase/ (decrease) in loss after tax US$	$ 184,116	$ 181,853